Subsequent transactions (Details) (USD $)	Oct. 15, 2014	Oct. 03, 2014
Subsequent transactions
Company issued one convertible note payable in the principal amount		$ 400,000
Finders fees equal to 10% of the funds raised		$ 40,000
Issuance of warrants payable as finder's fees		320,000
Exercisable into one share of common stock at a price		$ 0.125
Company issued shares of common stock for 100% of the outstanding shares of common stock of Virurl	22,674,647
Shares of common stock issued for 100% of the outstanding shares of preferred stock of Virurl	9,028,770